SCHEDULE III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2016
Supplementary Insurance Information [Abstract]
Supplementary Insurance Information, for Insurance Companies Disclosure [Text Block]
PartnerRe Ltd.
Supplementary Insurance Information
For the years ended December 31, 2016, 2015 and 2014
(Expressed in thousands of U.S. dollars)

	Deferred Policy Acquisition Costs	Gross Reserves	Unearned Premiums	Other Benefits Payable	Premium Revenue	Net Investment Income(1)	Losses Incurred	Amortization of DAC	Other Expenses(2) (3)	Premiums Written
2016
Non-life	$439,195	$8,985,434	$1,608,880	$—	$3,852,336	$ N/A	$2,320,820	$1,055,638	$228,806	$3,836,654
Life and Health	158,044	—	14,916	1,984,096	1,117,260	57,664	927,271	130,964	66,003	318,052
Corporate and Other	—	—	—	—	—	353,200	—	—	177,096	—
Total	$597,239	$8,985,434	$1,623,796	$1,984,096	$4,969,596	$410,864	$3,248,091	$1,186,602	$471,905	$4,154,706

2015
Non-life	$449,216	$9,064,711	$1,629,537	$—	$4,059,665	$ N/A	$2,193,449	$1,063,693	$218,319	$4,022,067
Life and Health	180,156	—	15,220	2,051,935	1,209,513	58,537	964,421	153,318	63,451	321,278
Corporate and Other	—	—	—	—	—	391,247	(450)	(8)	508,953	—
Total	$629,372	$9,064,711	$1,644,757	$2,051,935	$5,269,178	$449,784	$3,157,420	$1,217,003	$790,723	$4,343,345

2014
Non-life	$463,958	$9,745,806	$1,731,212	$—	$4,387,406	$ N/A	$2,462,568	$1,065,117	$252,322	$4,500,214
Life and Health	197,228	—	19,395	2,050,107	1,221,751	60,369	1,000,202	148,689	67,811	265,693
Corporate and Other	—	—	—	—	38	419,327	—	16	129,555	—
Total	$661,186	$9,745,806	$1,750,607	$2,050,107	$5,609,195	$479,696	$3,462,770	$1,213,822	$449,688	$4,765,907

(1)
Because the Company does not manage its assets by segment, net investment income is not allocated to the Non-life business of the reinsurance operations. However, because of the interest-sensitive nature of some of the Company’s Life products, net investment income is considered in management’s assessment of the profitability of the Life and Health segment.

(2)
Other expenses are a component of underwriting result for the Non-life business and Life and Health segment. Other expenses included in Corporate and Other represent corporate expenses and other expenses related to the Company’s principal finance transactions, insurance-linked securities and strategic investments.

(3)
Other expenses for the year ended December 31, 2016 include transaction costs related to acquisition by Exor N.V. and severance expenses associated with the restructuring of the Company’s business units, certain changes to the Company’s investment operations and executive changes.

(4)	Other expenses for the year ended December 31, 2015 include the AXIS Amalgamation Termination Fee and transaction costs related to the Amalgamation Agreement with AXIS and Merger Agreement with EXOR.